Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Property and Equipment
Property and Equipment

7.  Property and Equipment

Property and equipment consisted of the following:

	Useful Life	March 31,	December 31,
	(Years)	2023	2022
Leasehold improvements	Lesser of useful life or lease term	$2,424,079	$847,217
Machinery and tooling	7	7,741,001	1,270,652
Furniture and equipment	3 - 10	260,571	241,835
Software	2-3	433,167	—
		10,858,818	2,359,704
Less: accumulated depreciation		1,148,306	240,570
		9,710,512	2,119,134
Construction in progress		1,002,643	—
		$10,713,155	$2,119,134

Property and equipment are stated at cost and depreciated generally under the straight-line method over their estimated useful lives (or the lesser of the term of the lease for leasehold improvements, as appropriate), except for tooling, which is depreciated utilizing the units-of-production method. Depreciation expense was $907,736 and $35,827 for the three months ended March 31, 2023 and 2022, respectively.

6.	Property and Equipment

Property and equipment consisted of the following:

	Useful Life	December 31,
	(Years)	2022	2021
Leasehold improvements	Lesser of useful life or lease term	$847,217	$847,217
Machinery and tooling	7	1,270,652	1,123,391
Furniture and equipment	3 - 10	241,835	232,466
		2,359,704	2,203,074
Less: accumulated depreciation		240,570	79,646
		$2,119,134	$2,123,428

Property and equipment are stated at cost and depreciated generally under the straight-line method over their estimated useful lives (or the lesser of the term of the lease for leasehold improvements, as appropriate), except for tooling, which is depreciated utilizing the units-of-production and straight-line method. Depreciation expenses were $160,924 and $79,646 for the years ended December 31, 2022 and 2021, respectively.